Investment Risks - Polaris Global Value Fund	May 01, 2026
Market Events Risk [Member]
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Market Events Risk. Disruptive events with geopolitical consequences, including tensions, war, or open conflict between nations, and pandemics, may destabilize various countries’ economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal Reserve and/or other government actors could similarly cause increased volatility in financial markets. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, including issuers in which the Fund invests. Under such circumstances, the Fund may have difficulty liquidating portfolio holdings, particularly at favorable prices. To the extent that the Fund experiences higher levels of redemptions, the Fund may be required to sell portfolio holdings, which may negatively impact the Fund’s NAV.

Equity Risk
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Equity Risk. Equity securities, which include common stocks, convertible securities, preferred stocks, warrants and sponsored and unsponsored ADRs may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Foreign Investments Risk
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Foreign Investments Risk. The value of foreign investments may be affected by risks in addition to those affecting domestic investments, including the imposition of new, amended or limited government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, less favorable economic conditions, the imposition or tightening of exchange controls, trade barriers and other protectionist trade policies (including those in the U.S.), other limitations on repatriation of foreign capital or nationalization and/or increased taxation or confiscation of investors’ assets. Investments in securities of foreign issuers are subject to fluctuations in the value of the issuer’s local currency relative to the

U.S dollar and may be subject to foreign withholding and other taxes.

Frontier and Emerging Markets Risk
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Frontier and Emerging Markets Risk. Frontier and emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on frontier and emerging markets are potentially/more likely to be illiquid and may be subject to volatility and high transaction costs.

Management Risk
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Risk [Text Block]	Management Risk. The Fund is actively managed, and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objective.
Financials Sector Risk
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Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted.

Value Investment Risk
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Value Investment Risk. The Fund’s investments in value securities are subject to the risk that they may remain undervalued for extended periods of time or never realize their full value. Different investment styles may shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s value approach could cause it to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Small and Mid-Sized Capitalization Company Risk
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Small and Mid-Sized Capitalization Company Risk. Investments in small and mid-sized capitalization companies may be less liquid, and the prices of such securities may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund’s ability to sell such securities at a desirable time and price.

Large Capitalization Company Risk
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Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

ADR Risk
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ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, foreign investment risks, such as political and financial instability, less liquidity, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when U.S. markets are not open for trading.

Options Risk
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Options Risk. The Fund will suffer a loss in connection with the purchase of options if securities prices do not move in the direction anticipated by the Fund when purchasing the option. The Fund runs the risk of losing the entire premium paid for the option, plus transaction costs. The potential for loss related to writing a covered call option is limited to foregoing the potential increase in the value of the underlying security over the sum of the call price of the option and the premium received by the writer. The potential for loss related to writing put options is limited to the exercise price, less the premium received.

Registered Investment Company and Exchange-Traded Funds Risk
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Registered Investment Company and Exchange-Traded Funds Risk. The risks of investing in these securities typically reflect the risks of the types of instruments in which the investment companies or ETF invest. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF. ETF shares trade in the secondary market and may be purchased by the Fund at a premium or discount to their NAV. When selling such securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount.

MLPs Risk
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MLPs Risk. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an

MLP does not meet legal requirements to be taxed as a partnership, there would likely be a material decrease in the value of its securities. Investments in MLPs’ common units typically give a unit holder limited control and limited rights to vote on matters affecting the MLP, subject a unit holder to conflicts of interest vis-a-vis the MLP’s general partner, cash flow risks, and dilution risks. In addition, the Fund could lose its status as a Regulated Investment Company (“RIC”), if it were to invest more than 25% of its assets in MLPs taxed as partnerships.

Risk Lose Money [Member]
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Risk [Text Block]	You could lose money on your investment in the Fund, and the Fund could underperform other investments.